Note 18 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense	$ 107,205	$ 72,261	$ 66,526
Interest capitalized	0	(465)	(3,274)
Derivatives’ effect	(483)	6,417	1,323
Amortization and write-off of financing costs	10,255	6,520	3,645
Amortization of excluded component related to cash flow hedges	1,286	0	0
Bank charges and other financing costs	3,970	1,314	482
Total	$ 122,233	$ 86,047	$ 68,702